Commitments and contingencies (Details 2) (PW USA, Parallel Networks, LLC v. Perfect World Entertainment, Inc.)	0 Months Ended
Feb. 01, 2013 item
PW USA | Parallel Networks, LLC v. Perfect World Entertainment, Inc.
Contingencies
Loss Contingency Number of Other Entities Sued by Plaintiff	10
Number of Patents infringed	2